UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2003
Check here if Amendment [    ]; Amendment Number:  _____
	This Amendment (Check only one.):
	[    ] is a restatement.
	[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:   DDJ Capital Management, LLC
Address:    141 Linden Street, Suite 4, Wellesley, MA  02482-7910
Form 13F File Number:    28-6136

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   David J. Breazzano
Title:   Member
Phone:   781-283-8500

Signature, Place, and Date of Signing:
/s/ David J. Breazzano      Wellesley, MA        August 13, 2003

Report Type (Check only one.):
[X]     13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)
[    ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
manager(s).)
[    ]     13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        	                0
Form 13F Information Table Entry Total:            	    34
Form 13F Information Table Value Total:      	88,808
List of Other Included Managers:                     	  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




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Form 13F Information Table

NAME OF	TITLE OF	CUSIP	VALUE	SHARES/ 	SH/	PUT/	INVSTMT	OTHR	VOTING AUTHORITY
ISSUER	CLASS		(X$1000)	PRN AMT	PRN	CALL	DSCRETN	MNGRS	SOLE	SHRD	NNE

GILAT SATELLITE NETWORKS	SHS
LTD	NEW	M51474118	800	157,111	SH		SOLE		157,111
AT&T CORP	COM NEW	001957505	385	20,000	SH		SOLE		20,000
ALDERWOODS GROUP INC	COM	014383103	4,739	885,836	SH		SOLE		885,836
AMERICAN DENTAL PARTNERS	COM	025353103	592	66,100	SH		SOLE		66,100
AMERICAN TOWER CORP	NOTE 2.250%
	10/1	029912AD4	396	500	SH		SOLE		500
AMKOR TECHNOLOGY INC	NOTE 5.750%
	6/0	031652AN0	12,775	14,000	SH		SOLE		14,000
ARGOSY GAMING CO	COM	040228108	209	10,000	SH		SOLE		10,000
AVAYA INC	NOTE	053499AA7	2,499	4,960	SH		SOLE		4,960
BOYD GAMING CORP	COM	103304101	604	35,000	SH		SOLE		35,000
CALPINE CORP	NOTE 4.000%
	12/2	131347BA3	900	1,000	SH		SOLE		1,000
CARRIAGE SVCS INC	COM	143905107	779	220,000	SH		SOLE		220,000
DOMTAR INC	COM	257561100	412	37,500	SH		SOLE		37,500
EL PASO CORP	COM	28336L109	566	70,000	SH		SOLE		70,000
ELAN FIN CORP LTD	NOTE 12/1	284129AC7	1,100	2,000	SH		SOLE		2,000
FRIENDLY ICE CREAM CORP NEW COM	358497105	474	75,000	SH		SOLE		75,000
FRONTIER AIRLINES INC NEW	COM	359065109	679	75,000	SH		SOLE		75,000
GILAT SATELLITE NETWORKS	NOTE 4.000%
LTD	10/0	375255AF3	531	1,711	SH		SOLE		1,711
INTERNET CAP GROUP INC	SUB NT CV
	5.5%04	46059CAA4	19,452	49,222	SH		SOLE		49,222
MTR GAMING GROUP INC	COM	553769100	1,732	224,900	SH		SOLE		224,900
MAIL-WELL INC	COM	560321200	781	310,000	SH		SOLE		310,000
MIRANT CORP	DBCV 2.500%
	6/1	604675AB4	1,393	2,000	SH		SOLE		2,000
PG&E CORP	COM	69331C108	529	25,000	SH		SOLE		25,000
PENN NATL GAMING INC	COM	707569109	513	25,000	SH		SOLE		25,000
PREMIERE TECHNOLOGIES INE	NOTE 5.750%
	7/0	74058FAC6	23,759	24,605	SH		SOLE		24,605
PRIMEDIA INC	COM	74157K101	671	220,000	SH		SOLE		220,000
QWEST COMMUNICATIONS INTL IN COM	749121109	956	200,000	SH		SOLE		200,000
RADIOLOGIX INC	COM	75040K109	1,050	250,000	SH		SOLE		250,000
REDBACK NETWORKS INC	SB NT CV
	5%07	757209AB7	3,656	9,000	SH		SOLE		9,000
RES-CARE INC	NOTE
	6.000%12/0	760943AC4	4,247	4,500	SH		SOLE		4,500
RES-CARE INC	COM	760943100	262	57,911	SH		SOLE		57,911
SUPERVALU INC	COM	868536103	213	10,000	SH		SOLE		10,000
TRIKON TECHNOLOGIES INC	COM NEW	896187408	266	75,000	SH		SOLE		75,000
US ONCOLOGY INC	COM	90338W103	591	80,000	SH		SOLE		80,000
YOUBET COM INC	COM	987413101	297	100,000	SH		SOLE		100,000
GRAND TOTAL	88,808	3,342,856	3,342,856
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